March 31, 2005



Volumetric Fund, Inc.
A No-Load Mutual Fund



----------------------                                           1

First Quarter
Report 2005















                      (Logo)
               Volumetric Fund, Inc.





















To our shareholders:

    The stock market posted a loss in the first quarter, as a jump in oil prices and higher interest rates sparked concern about the outlook for the economy. Similarly, the Fund?s net asset value (NAV) per share declined 3.5%, $0.66, in the first quarter. Our NAV on March 31st closed at $18.27. It is 3.7% below of our all time record high of $18.96, which was adjusted for capital gain and dividend distributions on January 2, 2005. Despite our unexciting performance during the first quarter, Volumetric is continuing to beat the stock market indexes significantly since the introduction of our 'Volume and Range' system on September 1, 2000, as shown below.


    			   First Quarter          Since
    		        	2005		9/1/2000*

Volumetric Fund               -  3.5%            +24.3%
Dow-Jones Ind.                -  2.6             - 6.5
S&P 500 Index                 -  2.6             -22.4
NYSE Index                    -  1.1             + 0.6
NASDAQ                        -  8.1             -52.8

    *Introduction of 'Volume and Range' system

    The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in Volumetric Fund, at its inception on January 1, 1979, closed out the quarter at $166,827, 3.7% away from its all time record high of 172,961, established on December 30, 2004. The growth of this Index is equivalent to an 11.32% compounded growth rate since the Fund's inception.

PORTFOLIO REVIEW

    Following the guidance of our 'Volume and Range' system, we have increased our cash position from 3.6% since December 31, 2004, to 12.3%, as of March 31, 2005. We have also made several changes in our portfolio, as summarized in the following:

	Purchases: Ann Taylor, Bristol Myers, Cintas, Cott Corp., Cox Radio, Crane, Fairchild Semiconductor, Great Lakes Chemical, Hasbro, Health Management Associates, Inco, LAM Research, Leggett & Platt, Lockheed
Martin, LSI Logic, Mellon Financial, Mylan Laboratories, Oakley, Office Depot, Orbital Science, Schlumberger Ltd., St. Paul Travelers, Texas Instruments, Thermo Electron, Varian, Wabtech and Whirlpool.

    Sales: Affiliated Managers, American Express, Anheuser-Busch, Charles Schwab, Choicepoint Systems, CNF Inc., Comverse Technology, Costco, Deere, Hain Celestial, Home Depot, International Rectifier, Interpublic Group, KLA Tencor, Knight-Ridder, Liz Claiborne, Microsoft, Millipore, National Semiconductor, Pepsico, Perkin Elmer, Raytheon, S&P 500 Index Trust, Smith International, Southwest Air Lines, Sysco Corp., Torchmark, United Parcel Service, Unova, Valspar, Watson Pharmaceuticals and Weatherford International. Among the stocks sold the best gainers were:
Unova with a 48% gain, Smith International with 41%, CNF with 35%, Torchmark with 35%, Weatherford International with 29% and Comverse Technology also with a 29% gain,

     Among our current stocks, the ten largest holdings and their gains are shown below:

               TOP TEN COMMON STOCK HOLDINGS
                    (as of 3/31/2005)

                              % of Total      % Gain

McDonalds                        1.93%        143.1%
Norfolk Southern                 1.64          95.3
Carnival Corp.                   1.63         103.1
Verisign                         1.52          60.5
News Corp.                       1.42          35.0
Archer Daniels Midland           1.41          42.8
Office Depot                     1.38          28.9
Shopko Stores                    1.38          44.6
National Semiconductor           1.37          39.7
EGL Inc.                         1.36          39.8

	In addition, we have seven other stocks with at least a 40% gain:
Caesar Entertainment, up 118%, Dillard Department Stores, up 64%,
McCormick, up 51%, Sherwin-Williams, up 49%, Anixter, up 49%, Genuine Parts, up 47% and Albemarle, up 41%. Our worst performing stock was Thermo Electron with a 13.3% loss.

ANNUAL MEETING

	The annual meeting of shareholders will be held at 8 p.m., Wednesday, June 15, 2005, at Comfort Inn & Suites, 425 E. Route. 59, Nanuet, New
York. Invitations and proxy statements will be sent out to shareholders around the middle of May. Shareholders of record at the close of business on April 27, 2005, are entitled to receive proxy material and an invitation to attend the meeting.

    At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of BKD, LLP as independent auditors of the Fund for 2005. Also, we will report on Volumetric Fund's year-to-date and 2004 performance.

NEW  REGULATIONS

	As we noted in our 2004 third quarter report, the Securities and Exchange Commission (SEC) has adopted new regulations regarding governance of mutual funds. These include rules requiring that mutual fund boards must have at least 75% independent directors. The compliance date for these rules is January 16, 2006.

    In order to comply with the new rules, Raymond Sheridan, Vice President, resigned from his position as an officer, and thus became an independent director. At the same time, he was named by the Board as the chairman of the Fund's nominating committee. Between now and year end we may have additional changes on the board. This may include the naming of an independent chairman, if the current SEC regulations are upheld by the courts. As we indicated earlier, the U.S. Chamber of Commerce has filed a lawsuit against the SEC challenging the new rules claiming that the SEC has exceeded its federal statuary mandate and infringes upon state law. At this point, it is premature to conclude the final resolution of this matter.

PRIVACY POLICY

    According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to
their clients and shareholders   annually. To meet this requirement, our
fund's privacy policy is described in the following paragraphs.

    Volumetric Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

    We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

    We limit information about you to those of our employees who are involved in servicing your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.

UPDATE AND OUTLOOK

    The decline of the stock market has accelerated during the first three weeks of April. The market's drop has been broad, affecting essentially all industry sectors. Consequently, as of April 21, Volumetric Fund's NAV has been down 6.1%, year to date and 6.3% from our dividend adjusted record high. As a protective step, we have increased our cash position from 12% on March 31 to 21%, as of this writing.

    Here is an optimistic fact. Our records going back to 1978 indicate that every time the Fund's NAV was down more than 5% from its record high, it had gained a minimum of 10% in the next 12 months. The only exception occurred during the huge 2000/2002 bear market.

    We hope to see many of you at our June 15th annual meeting. Thank you for your trust. As always, we appreciate your continued support.

April 22, 2005

       Sincerely,



/s/Gabriel Gibs			   /s/Irene Zawitkowski

Gabriel Gibs			   Irene Zawitkowski
Chairman & CEO		           President



          VOLUMETRIC FUND, INC.
         STATEMENT OF NET ASSETS
              March 31, 2005
               (Unaudited)


COMMON STOCKS: 87.7%
                                                MARKET
SHARES     COMPANY                               VALUE
       Aerospace/Defense: 2.0%
 4,000 Lockheed Martin                          $244,240
21,500 Orbital Sciences*                         208,120
                                               ---------
                                                 452,360
                                               ---------
       Air Transport: 2.6%
 9,300 Alaska Air Group*                         273,792
13,500 EGL, Inc.*                                307,800
                                               ---------
                                                 581,592
                                               ---------
       Apparel: 1.0%
19,600 Tommy Hilfiger*                           229,320
                                               ---------
       Appliances: 1.0%
 3,400 Whirlpool                                 230,282
                                               ---------
       Auto/Auto Parts: 1.1%
 5,900 Genuine Parts                             256,591
                                               ---------
       Banking: 3.9%
 7,700 Mellon Financial                          219,758
 7,800 North Fork Bancorp.                       216,372
 3,773 TD Banknorth                              117,869
 1,810 Toronto Dominion Bank                      74,855
 3,500 Zion Bancorp                              241,570
                                               ---------
                                                 870,424
                                               ---------
       Business/Consumer Services: 3.0%
 5,000 Cintas                                    206,550
11,700 Electronic Data Systems                   241,839
17,500 The ServiceMaster Company                 236,250
                                               ---------
                                                 684,639
                                               ---------
       Chemicals: 5.9%
 7,000 Albemarle                                 254,520
 5,200 Dow Chemical                              259,220
 8,700 Great Lakes Chemicals                     279,444
 5,500 Rohm & Haas                               264,000
 6,300 Sherwin-Williams                          277,137
                                               ---------
                                               1,334,321
                                               ---------
       Communications: 1.1%
14,500 Cox Radio                                 243,745
                                               ---------

       Computers, Software: 2.0%
25,000 Compuware*                                180,000
25,000 LSI Logic                                 139,750
 6,000 Veritas Software*                         139,320
                                               ---------
                                                 459,070
                                               ---------
       Drugs: 4.3%
 5,200 Barr Pharmaceuticals*                     253,916
 9,000 Bristol-Myers                             229,140
 4,400 Genzyme*                                  251,856
13,000 Mylan Laboratories                        230,360
                                               ---------
                                                 965,272
                                               ---------
       Electrical/Electronics: 6.6%
 7,800 Anixter                                   281,970
15,000 Fairchild Semiconductor*                  229,950
 8,700 LAM Research*                             251,082
15,000 National Semiconductor                    309,150
 8,000 Novellus Systems*                         213,840
 8,300 Thermo Electron*                          209,907
                                               ---------
                                               1,495,899
                                               ---------

       Engineering, Construction: 1.2%
 5,200 Jacobs Engineering*                       269,984
                                               ---------

       Financial Services: 2.2%
 8,500 First American Corporation                279,990
 4,500 H&R Block                                 227,610
                                               ---------
                                                 507,600
                                               ---------
       Foods/Beverage: 4.6%
13,000 Archer-Daniels-Midland                    319,540
 9,300 Cott Corp.                                225,339
 8,000 McCormick & Company                       275,440
 4,200 Smucker, JM                               211,260
                                               ---------
                                               1,031,579
                                               ---------
       Furniture: 1.0%
 8,200 Leggett & Platt                           236,816
                                               ---------

       Gold: 2.0%
10,600 Barrick Gold                              253,976
 4,900 Newmont Mining                            207,025
                                               ---------
                                                 461,001
                                               ---------



                                                 MARKET
SHARES     COMPANY                               VALUE
       Insurance: 2.0%
 4,600 Jefferson-Pilot                          $225,630
 6,000 St Paul Travelers                         220,380
                                               ---------
                                                 446,010
                                               ---------
       Internet Services: 1.5%
12,000 Verisign*                                 344,400
                                               ---------

       Leisure/Entertainment: 2.9%
 7,100 Carnival Corp.                            367,851
15,000 Caesars Entertainment*                    296,850
                                               ---------
                                                 664,701
                                               ---------
       Machinery: 5.6%
 8,800 Crane                                     253,352
 3,200 Ingersoll-Rand                            254,880
 9,000 Pall Corp.                                244,080
12,800 Wabtech                                   262,272
 6,500 York International                        254,670
                                               ---------
                                               1,269,254
                                               ---------
       Medical/Healthcare: 3.7%
10,000 Health Management Associates              261,800
 9,000 Health Net Inc.*                          294,390
 7,600 Omnicare                                  269,420
                                               ---------
                                                 825,610
                                               ---------
       Metals: 1.2%
 6,700 Inco                                      266,660
                                               ---------

       Misc./Diversified: 5.3%
 7,100 Eastman Kodak                             231,105
 6,200 Honeywell                                 230,702
 3,000 ITT Industries                            270,720
19,500 Oakley                                    249,990
16,200 Steelcase                                 223,560
                                               ---------
                                               1,206,077
                                               ---------

       Oil/Oil Services: 1.1%
 3,600 Schlumberger                              253,728
                                               ---------

       Precision Instruments: 3.0%
 9,800 Agilent                                   217,560
 9,200 Texas Instruments                         234,508
 5,800 Varian*                                   219,762
                                               ---------
                                                 671,830
                                               ---------

       Publishing: 1.4%
18,156 News Corp.                                319,727
                                               ---------

       Railroads: 2.9%
 6,600 CSX Corp.                                 274,890
10,000 Norfolk Southern                          370,500
                                               ---------
                                                 645,390
                                               ---------

       Restaurants: 1.9%
14,000 McDonald's Corp.                          435,960
                                               ---------

       Retail: 5.0%
 9,400 Ann Taylor                                240,546
10,000 Dillard's Inc.                            269,000
14,100 Office Depot                              312,738
14,000 Shopko Stores*                            311,080
                                               ---------
                                               1,133,364
                                               ---------
       Shoes: 1.1%
 5,800 Reebok International                      256,940
                                               ---------

       Toys: 1.0%
11,500 Hasbro                                    235,175
                                               ---------

       Trucking: 1.2%
 7,100 Arkansas Best                             268,238
                                               ---------

       Utilities: 1.1%
 9,500 Energy East                               249,090
                                               ---------

TOTAL COMMON STOCKS:
 (COST      $16,830,511)                      19,802,648
                                              ----------
CASH EQUIVALENTS & RECEIVABLES
       LESS LIABILITIES: 12.3%
 Cash                                            163,575
 JP Morgan Prime Money Market Fund             2,671,572
 Receivable from brokers for stocks sold         397,850
 Dividends and interest receivable                16,152
                                               ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES            3,249,149
                                               ---------
TOTAL ASSETS                                  23,051,797
Less Liabilities: Payable to brokers            (460,766)
                                               ---------
NET ASSETS: 100.0%                           $22,591,031
                                             ===========
VOLUMETRIC SHARES OUTSTANDING                  1,236,759
                                               ---------
NET ASSET VALUE PER SHARE                         $18.27
                                               =========

  *  Non-income producing security


Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
----------------------
Transfer Agent
--------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
----------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BKD, LLP
Kansas City, Missouri

Board of Directors
------------------

William P. Behrens
Louis Bollag
Jeffrey J. Castaldo
Gabriel J. Gibs, Chairman
Joseph Heaupl
Stephen Samitt
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------

Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President